PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Provisions for Contingencies

Company recorded provisions for contingencies in relation to the legal actions in which, based on the assessment of the Company’s management and its legal advisors, the chances of loss are assessed as ‘probable’ (i.e. an outflow of funds to settle the obligation will be necessary), as follows:

	2017	Additions	Reversals	Settled	2018
Labor	474	67	(25)	(59)	457
Civil
Customer relations	18	17	—	(16)	19
Other civil actions	43	10	(14)	(10)	29

	61	27	(14)	(26)	48
Tax	57	5	(10)		52
Environmental	—	1	—	—	1
Regulatory	40	8	(10)	(1)	37
Others	46	7	(5)	(2)	46

Total	678	115	(64)	(88)	641

	2016	Additions	Reversals	Settled	2017
Labor	350	210	(4)	(82)	474
Civil
Customer relations	15	21	(2)	(16)	18
Other civil actions	40	10	(2)	(5)	43

	55	31	(4)	(21)	61
Tax	68	9	(2)	(18)	57
Regulatory	44	15	(18)	(1)	40
Corporate	239	—	(239)	—	—
Other	59	13	(19)	(7)	46

Total	815	278	(286)	(129)	678

	2015	Additions	Reversals	Settled	2016
Labor	290	125	(5)	(60)	350
Civil
Customer relations	18	15	(3)	(15)	15
Other civil actions	28	18	—	(6)	40

	46	33	(3)	(21)	55

Tax	67	3	(1)	(1)	68
Regulatory	46	3	(3)	(2)	44
Corporate	269	—	(30)	—	239
Other	37	35	(4)	(9)	59

Total	755	199	(46)	(93)	815